Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:–	SUBSEQUENT EVENTS
In July 2023, a total of 17,853 options were exercised for the amount of $18.